Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment
Schedule of property and equipment

	As of March 31,	As of December 31,
	2026	2025
Property and equipment	$99,533	$46,094
Less: accumulated depreciation	(13,758)	(8,992)
Property and equipment, net	$85,775	$37,102

	December 31,	December 31,
	2025	2024
Equipment	$46,094	$2,657

Less: accumulated depreciation	(8,992)	(664)

Equipment, net	$37,102	$1,993